Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	84 Months Ended
	Nov. 02, 2017	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000194765
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Recurrent MLP & Infrastructure Fund
Without Sales Load [Member] | C000194765
Average Annual Return [Line Items]
Average Annual Return, Percent		32.87%	16.19%	11.07%
Alerian MLP Index (Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return)
Average Annual Return, Percent		22.28%	14.66%	9.34%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%	15.27%	13.95%